Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Texts Block [Abstract]
Summary of Earnings Per Share

The following table sets forth the computation of basic and diluted loss per share attributable to ordinary shareholders for the six months ended June 30, 2023 and 2022 (in $ millions, except share amounts which are reflected in thousands, and per share amounts):

	For six months ended June 30
	2023	2022
	$	$

Loss for the period	(397)	(1,007)
Less: Loss attributable to non-controlling interests	19	37
Loss for the period attributable to ordinary shareholders	(378)	(970)
Basic weighted-average ordinary shares outstanding	3,877,027	3,793,892
Basic loss per share attributable to ordinary shareholders	(0.10)	(0.26)
Diluted loss per share attributable to ordinary shareholders	(0.10)	(0.26)

Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following potentially dilutive outstanding securities (reflected in thousands of GHL ordinary shares) were excluded from the computation of diluted loss per ordinary share either because their effects would have been antidilutive for the six months ended June 2023 and 2022, or are contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period:

	For six months ended June 30
	2023	2022
Warrants	26,000	26,000
Restricted ordinary shares (Note 6)	10,817	21,635
Share options (Note 8)	53,496	58,596
RSUs (Note 8)	148,323	137,630
Shares committed under ESPP (Note 8)	2,263	—
Options to swap the shares in GHL subsidiaries for GHL Class A Ordinary Shares	121,450	121,450
Total	362,349	365,311